Unaudited Interim Condensed Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Loss for the period	€ (99,075)	€ (245,933)
Items that may be reclassified to profit or loss
Currency translation differences	(1,488)	(143)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	168	0
Other comprehensive loss for the period, net of tax	(1,320)	(143)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD ATTRIBUTABLE TO THE OWNERS OF THE COMPANY	€ (100,395)	€ (246,076)